Annual Fund Operating Expenses - Invesco MSCI Global Climate 500 ETF - Invesco MSCI Global Climate 500 ETF	Jun. 21, 2024
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.10%

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.